20 Financial instruments (Details 3) - US$ R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	R$ 5,398,854
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	724,000
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	336,000
2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	200,000
2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	688,854
2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	400,000
2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	1,250,000
2030 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	800,000
2032 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	200,000
2031 [Member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value	R$ 800,000